UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7590

John Hancock Patriot Preferred Dividend Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:   May 31

Date of reporting period:  February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Preferred Dividend Fund

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
February 28, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 13.08%                                                                                                 $20,601,814
(Cost $20,151,857)

Electric Utilities 4.44%                                                                                               6,993,580
Alliant Energy Corp.                                                                                      60,000       1,605,000
NSTAR                                                                                                     50,000       2,775,000
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)                                               37,500           4,500
WPS Resources Corp.                                                                                       30,000       1,563,600
Xcel Energy, Inc.                                                                                         59,000       1,045,480

Gas Utilities 3.28%                                                                                                    5,171,150
KeySpan Corp.                                                                                             81,000       3,203,550
NiSource, Inc.                                                                                            34,000         769,760
Peoples Energy Corp.                                                                                      28,000       1,197,840

Multi-Utilities & Unregulated Power 5.36%                                                                              8,437,084
Aquila, Inc. (I)                                                                                          88,000         314,160
Dominion Resources, Inc.                                                                                  27,500       1,980,824
DTE Energy Co.                                                                                            30,000       1,326,600
Puget Energy, Inc.                                                                                        73,500       1,684,620
Sierra Pacific Resources (I)                                                                             215,000       2,145,700
TECO Energy, Inc.                                                                                         62,000         985,180

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 81.82%                                                                                             $128,851,461
(Cost $123,594,896)

Agricultural Products 3.13%                                                                                            4,935,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            60,000       4,935,000

Consumer Finance 3.66%                                                                                                 5,757,000
SLM Corp., 6.97%, Ser A                                                                    BBB+          101,000       5,757,000

Diversified Banks 5.17%                                                                                                8,141,550
Bank of America Corp., 6.75%, Depositary Shares, Ser VI                                    A             102,100       5,666,550
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A             100,000       2,475,000

Diversified Chemicals 2.03%                                                                                            3,203,550
Du Pont (E.I.) de Nemours & Co., $4.50, Ser B                                              A              33,900       3,203,550

Electric Utilities 10.16%                                                                                             16,005,251
Alabama Power Co., 5.20%                                                                   BBB+          251,400       6,367,962
Boston Edison Co., 4.78%                                                                   BBB+           18,790       1,775,655
Duquesne Light Co., 6.50%                                                                  BB+            54,000       2,956,500
PSI Energy, Inc., 6.875%                                                                   BBB-           14,350       1,478,480
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+          110,000       2,791,250
Wisconsin Public Service Corp., 6.76%                                                      A               6,095         635,404

Gas Utilities 8.70%                                                                                                   13,701,900
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          136,600       6,868,426
Southern Union Co., 7.55%                                                                  BB+           179,700       4,972,299
Southwest Gas Capital II, 7.70%                                                            BB             68,300       1,861,175

Integrated Oil & Gas 3.20%                                                                                             5,034,960
Coastal Finance I, 8.375%                                                                  CCC-          199,800       5,034,960

Investment Banking & Brokerage 9.72%                                                                                  15,300,030
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F                             BBB            40,000       2,120,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E                             BBB           100,600       5,412,280
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                            BBB+           48,000       2,448,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+          102,500       5,319,750

Multi-Utilities & Unregulated Power 7.31%                                                                             11,510,243
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           20,000       2,108,126
Energy East Capital Trust I, 8.25%                                                         BBB-          168,000       4,420,080
Northern Indiana Public Service Co., 7.44%                                                 BB+            15,150       1,556,663
Northern Indiana Public Service Co., 4.88%                                                 BB+             6,620         591,249
PSEG Funding Trust II, 8.75%                                                               BB+            30,000         841,500
Public Service Electric & Gas Co., 6.92%                                                   BB+            19,000       1,992,625

Oil & Gas Exploration & Production 13.46%                                                                             21,198,167
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                  BBB-           60,989       6,037,911
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            62,200       6,406,600
Devon Energy Corp., 6.49%, Ser A                                                           BB+            62,500       6,597,656
Nexen, Inc., 7.35% (Canada)                                                                BB+            80,000       2,156,000

Other Diversified Financial Services 8.07%                                                                            12,714,770
Citigroup, Inc., 6.213%, Depositary Shares, Ser G                                          A              52,000       2,724,800
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                          A              88,700       4,709,970
J.P. Morgan Chase & Co., 6.625%, Depositary Shares, Ser H                                  A-            100,000       5,280,000

Regional Banks 4.35%                                                                                                   6,845,440
HSBC USA, Inc., $2.8575                                                                    A1            133,700       6,845,440

Trucking 2.86%                                                                                                         4,503,600
AMERCO, 8.50%, Ser A                                                                       CCC+          180,000       4,503,600

                                                                                           Interest    Par value
Issuer, maturity date                                                                      rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 5.10%                                                                                          $8,023,000
(Cost $8,023,000)

Commercial Paper 5.10%                                                                                                 8,023,000
ChevronTexaco Corp., 03-01-05                                                              2.50            8,023       8,023,000

Total investments 100.00%                                                                                           $157,476,275


John Hancock
Patriot Preferred Dividend Fund
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,935,000 or 3.13% of the Fund's total investments as of February 28, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $151,769,753. Gross unrealized appreciation and depreciation of investments aggregated $10,176,893 and $4,470,371, respectively, resulting in net unrealized appreciation of $5,706,522.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent for
Common Shareholders
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for ARPS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PPF

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Patriot Preferred Dividend Fund.

P70Q3     2/05
          4/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(c) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005